Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenue from related party	€ 91,355	€ 67,430	€ 284,571
Accounts receivable, related party	16,506	2,969
myhotelshop
Related Party Transaction [Line Items]
Derecognition of equity method investment	€ 70
Myhotelshop N.V.
Related Party Transaction [Line Items]
Revenue from related party		€ 1,100	€ 2,800
Expedia | Revenue | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage	25.00%	27.00%	34.00%
Principal owner | Expedia
Related Party Transaction [Line Items]
Revenue from related party	€ 91,300	€ 66,400	€ 281,800
Other operating expenses from related party	200	200	800
Accounts receivable, related party	€ 16,400	2,900
Principal owner | Expedia | Data Hosting Services Agreement
Related Party Transaction [Line Items]
Termination notice period	30 days
Expenses to related party			45
Principal owner | Expedia | Services and Support Agreement
Related Party Transaction [Line Items]
Termination notice period	90 days
Expenses to related party	€ 200	€ 300	€ 800
Minimum | Principal owner | Expedia
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms	3 days
Maximum | Principal owner | Expedia
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms	7 days